OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

9                 OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following (in RMB thousands):

	December 31,
	2010	2011

Project deposits (due back to the Group after December 31, 2012)*	19,300	28,250

*                 The Group is occasionally required to provide performance bond, which is an upfront deposit to property developers prior to the commencement of the sales process. These project deposits will be released periodically or upon the completion of the sales, and may be subject to conditions based on predetermined criteria.